BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 489,964	$ 508,810
Less: borrowings and lease liabilities, current	26,219	26,319
Total borrowings and lease liabilities, non-current	463,745	482,491
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 246,236	$ 245,681
Senior Unsecured Notes | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	7.00%	7.00%
2018 Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 185,162	$ 185,438
2018 Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	3.07%	4.04%
2018 Powerband Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 629	$ 17,294
2018 Powerband Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	9.31%	8.90%
2018 Capstone Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 10,505	$ 10,434
2018 Capstone Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	6.47%	7.84%
Partially Forgivable Government Loan
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 5,265	$ 4,431
Partially Forgivable Government Loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	1.25%	1.25%
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 42,122	$ 44,756
Lease liabilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	6.12%	6.97%
Term and Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 45	$ 776
Term and Other Borrowings | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	0.82%	0.75%